CHANGE IN ACCOUNTING POLICIES - Reconciliation of Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Line Items]
Profit (loss) for the period	$ 475,537	$ (14,961)
Adjustments to reconcile profit (loss) for the period to net cash provided by operating activities:
Net finance expense	43,851	44,123
Depreciation	165,170	165,205
Amortization of deferred charges		0
Other operating gains	(4,596)	(3,225)
Amortization of acquired time charters	(2,806)	(5,045)
Contingent rental income	(623)	(3,606)
Gain on marketable securities	(58,359)	(7,677)
Share of results from associated company	(14,243)	724
Gain on derivatives		0
Stock option expense	4,700	185
Other, net	674	0
Changes in operating assets and liabilities:
Trade accounts receivable	(59,581)	(22,449)
Other receivables	(6,351)	7,216
Inventories	(26,410)	(22,929)
Voyages in progress	(72,146)	(3,787)
Prepaid expenses and accrued income	(5,356)	(1,174)
Other current assets	(1,435)	(1,128)
Trade accounts payable	5,667	(5,533)
Accrued expenses	(30,022)	3,485
Related party balances	(6,813)	18,968
Other current liabilities	678	135
Change in restricted cash	0	14,928
Other	(387)	(2,816)
Interest paid	(83,039)	(60,477)
Debt issuance costs paid	(4,349)	(8,050)
Interest received	5,094	119
Net cash provided by operating activities	385,330	85,261
Investing activities
Additions to newbuildings, vessels and equipment	(335,815)	(473,761)
Purchase of shares	0	(357)
Proceeds from sale of vessels	80,000	80,000
Net cash inflow on sale of subsidiary	0	5,625
Proceeds from sale of marketable securities	0	14,074
Net cash used in investing activities	(257,320)	(374,419)
Financing activities
Net proceeds from issuance of shares	0	52,447
Change in restricted cash	0	14,928
Proceeds from issuance of debt	651,248	403,868
Repayment of debt	(597,834)	(219,521)
Repayment of obligations under leases	(2,123)	(9,284)
Debt issuance costs paid		0
Net cash provided by financing activities	13,442	227,510
Net change in cash and cash equivalents	141,452	(61,648)
Cash and cash equivalents at beginning of year	113,073	174,721
Cash and cash equivalents at end of year	254,525	113,073
U.S. GAAP | Previously stated
Statement of Cash Flows [Line Items]
Profit (loss) for the period		(11,148)
Adjustments to reconcile profit (loss) for the period to net cash provided by operating activities:
Net finance expense		0
Depreciation		147,774
Amortization of deferred charges		5,208
Other operating gains		(5,058)
Amortization of acquired time charters		(5,045)
Contingent rental income		(3,606)
Gain on marketable securities		(7,677)
Share of results from associated company		724
Gain on derivatives		(23,262)
Stock option expense		0
Other, net		430
Changes in operating assets and liabilities:
Trade accounts receivable		(22,449)
Other receivables		7,216
Inventories		(22,929)
Voyages in progress		(3,787)
Prepaid expenses and accrued income		(1,174)
Other current assets		(1,128)
Trade accounts payable		(5,533)
Accrued expenses		1,911
Related party balances		18,968
Other current liabilities		135
Change in restricted cash		0
Other		(2,816)
Interest paid		0
Debt issuance costs paid		0
Interest received		0
Net cash provided by operating activities		62,932
Investing activities
Additions to newbuildings, vessels and equipment		(462,400)
Purchase of shares		(357)
Proceeds from sale of vessels		80,000
Net cash inflow on sale of subsidiary		5,625
Proceeds from sale of marketable securities		14,074
Net cash used in investing activities		(363,058)
Financing activities
Net proceeds from issuance of shares		52,447
Change in restricted cash		0
Proceeds from issuance of debt		403,868
Repayment of debt		(219,521)
Repayment of obligations under leases		(5,194)
Debt issuance costs paid		(8,050)
Net cash provided by financing activities		223,550
Net change in cash and cash equivalents		(76,576)
Cash and cash equivalents at beginning of year	113,073	189,649
Cash and cash equivalents at end of year		113,073
Cash and cash equivalents at beginning of year	113,073	174,721
Cash and cash equivalents at end of year		113,073
Effect of transition to IFRS | Increase (decrease) due to voluntary changes in accounting policy
Statement of Cash Flows [Line Items]
Profit (loss) for the period		(3,813)
Adjustments to reconcile profit (loss) for the period to net cash provided by operating activities:
Net finance expense		44,123
Depreciation		17,431
Amortization of deferred charges		(5,208)
Other operating gains		1,833
Amortization of acquired time charters		0
Contingent rental income		0
Gain on marketable securities		0
Share of results from associated company		0
Gain on derivatives		23,262
Stock option expense		185
Other, net		(430)
Changes in operating assets and liabilities:
Trade accounts receivable		0
Other receivables		0
Inventories		0
Voyages in progress		0
Prepaid expenses and accrued income		0
Other current assets		0
Trade accounts payable		0
Accrued expenses		1,574
Related party balances		0
Other current liabilities		0
Change in restricted cash		14,928
Other		0
Interest paid		(60,477)
Debt issuance costs paid		(8,050)
Interest received		119
Net cash provided by operating activities		22,329
Investing activities
Additions to newbuildings, vessels and equipment		(11,361)
Purchase of shares		0
Proceeds from sale of vessels		0
Net cash inflow on sale of subsidiary		0
Proceeds from sale of marketable securities		0
Net cash used in investing activities		(11,361)
Financing activities
Net proceeds from issuance of shares		0
Change in restricted cash		14,928
Proceeds from issuance of debt		0
Repayment of debt		0
Repayment of obligations under leases		(4,090)
Debt issuance costs paid		8,050
Net cash provided by financing activities		3,960
Net change in cash and cash equivalents		14,928
Cash and cash equivalents at beginning of year	0	(14,928)
Cash and cash equivalents at end of year		0
Cash and cash equivalents at beginning of year	$ 0	0
Cash and cash equivalents at end of year		$ 0